PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31, 2018	March 31, 2018
	$	$
Prepaid materials (i)	1,526,304	86,957
Prepaid expenses	202,962	301,104
Prepaid insurance	74,828	36,497
Sales taxes receivable (ii)	27,862	9,097
	1,831,956	433,655

(i) Prepaid materials represent material deposits paid to our outsource manufacturing partner and other vendors for the production of our InMotion clinic line units.

(ii) Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.

	March 31, 2018	March 31, 2017
	$	$
Prepaid expenses and other receivables	86,957	68,484
Prepaid inventory	301,104	-
Prepaid insurance	36,497	136,896
Sales taxes receivable (i)	9,097	22,667
	433,655	228,047

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.